Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,844,148.02
Total Fee Amount	5,226.28
Total Offset Amount	0.00
Net Fee	$ 5,226.28
Offset Table N/A	N/A